ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) - Reclassifications Out of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	$ (36,662)	$ (35,466)	$ (34,392)
Cost of products and services sold	22,995	22,347	22,061
Selling, General and Administrative Expenses	5,127	5,214	4,798
Other (Income) Expense	(840)	(366)	(1,378)
Interest and other financial charges	765	414	343
Total before tax	(7,159)	(6,379)	(7,235)
Tax (expense) benefit	(1,487)	(1,412)	(1,625)
Total reclassifications for the period, net of tax	(5,672)	(4,967)	(5,610)
Product
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	(25,773)	(25,960)	(25,643)
Cost of products and services sold	16,977	16,955	17,082
Service
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	(10,889)	(9,506)	(8,749)
Cost of products and services sold	6,018	5,392	4,979
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	(15)	(13)	(5)
Selling, General and Administrative Expenses	(10)	3	(9)
Other (Income) Expense	78	432	(109)
Interest and other financial charges	0	(13)	(16)
Total before tax	15	347	(149)
Tax (expense) benefit	6	(23)	35
Total reclassifications for the period, net of tax	21	324	(114)
Reclassification out of Accumulated Other Comprehensive Income | Product
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	(28)	(48)	(8)
Reclassification out of Accumulated Other Comprehensive Income | Service
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	(10)	(14)	(2)
Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	0	0	0
Selling, General and Administrative Expenses	0	0	0
Other (Income) Expense	141	516	7
Interest and other financial charges	0	0	0
Total before tax	141	516	7
Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized | Product
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Actuarial losses recognized | Service
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Prior service (credit) recognized
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	0	0	0
Selling, General and Administrative Expenses	0	0	0
Other (Income) Expense	(63)	(84)	(116)
Interest and other financial charges	0	0	0
Total before tax	(63)	(84)	(116)
Reclassification out of Accumulated Other Comprehensive Income | Prior service (credit) recognized | Product
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Prior service (credit) recognized | Service
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on cash flow hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	(15)	(13)	(5)
Selling, General and Administrative Expenses	(10)	3	(9)
Other (Income) Expense	0	0	0
Interest and other financial charges	0	0	0
Total before tax	(63)	(72)	(24)
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on cash flow hedges | Product
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	(28)	(48)	(8)
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on cash flow hedges | Service
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	(10)	(14)	(2)
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on excluded component of net investment hedges
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net Sales	0	0	0
Selling, General and Administrative Expenses	0	0	0
Other (Income) Expense	0	0	0
Interest and other financial charges	0	(13)	(16)
Total before tax	0	(13)	(16)
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on excluded component of net investment hedges | Product
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	0	0	0
Reclassification out of Accumulated Other Comprehensive Income | Losses (gains) on excluded component of net investment hedges | Service
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products and services sold	$ 0	$ 0	$ 0